[Flag Investors logo omitted]

                                MANAGED MUNICIPAL
                                   FUND SHARES

                                  Annual Report
                                October 31, 2000

PORTFOLIO DIVERSIFICATION BY STATE

[graphic omitted]

--------------------------------------------------------------------------------
                                STATE ALLOCATION
--------------------------------------------------------------------------------
                                 % OF
                               MUNICIPAL
                                 BONDS
                              ------------
 Texas                          18.32%
 North Carolina                 17.32
 Washington                      8.75
 Wisconsin                       8.40
 Minnesota                       8.12
 Virginia                        4.96
 Delaware                        4.90
 Kansas                          4.85
 Tennessee                       4.76
 Florida                         4.67
 South Carolina                  3.13
 Illinois                        2.84
 Utah                            2.15
 Missouri                        1.96
 Ohio                            1.63
 Indiana                         1.62
 Oregon                          1.62
   Total                      ------------
                               100.00%


--------------------------------------------------------------------------------
  Average Maturity                12.1 years
  Average Duration                 8.1 years
  Quality Breakdown:*
    AAA                               64.20%
    AA                                35.80%
--------------------------------------------------------------------------------
* As rated by Standard & Poor's as of October 31, 2000. Ratings are subject to change in the future.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     During a year when interest rates declined, the Fund recorded a total return of 8.40%. From its inception on October 23, 1990 through October 31, 2000, the Fund has posted a cumulative total return of 85.60%, which translates into an average annual total return of 6.40%. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charge. Please review additional performance information on page 7.

REVIEW OF RATES AND PORTFOLIO MANAGEMENT

     Long term Municipal interest rates fell 41 basis points, slightly less than 0.5%. Please see the graph below.

--------------------------------------------------------------------------------

[line graph omitted]
plot points as follows:
30 YEAR MUNICIPAL GENERAL OBLIGATIONS YIELD
10/29/99     5.86
11/05/99     5.8
11/12/99     5.71
11/19/99     5.7
11/26/99     5.72
12/03/99     5.75
12/10/99     5.72
12/17/99     5.82
12/24/99     5.86
12/31/99     5.86
01/07/00     5.91
01/14/00     5.94
01/21/00     5.97
01/28/00     6
02/04/00     5.96
02/11/00     5.95
02/18/00     5.9
02/25/00     5.88
03/03/00     5.85
03/10/00     5.81
03/17/00     5.75
03/24/00     5.7
03/31/00     5.62
04/07/00     5.57
04/14/00     5.6
04/21/00     5.63
04/28/00     5.7
05/05/00     5.81
05/12/00     5.93
05/19/00     5.96
05/26/00     5.93
06/02/00     5.85
06/09/00     5.78
06/16/00     5.68
06/23/00     5.66
06/30/00     5.66
07/07/00     5.62
07/14/00     5.57
07/21/00     5.55
07/28/00     5.53
08/04/00     5.5
08/11/00     5.47
08/18/00     5.47
08/25/00     5.44
09/01/00     5.45
09/08/00     5.44
09/15/00     5.48
09/22/00     5.52
09/29/00     5.54
10/06/00     5.55
10/13/00     5.55
10/20/00     5.49
10/27/00     5.45

--------------------------------------------------------------------------------
Source: ISI, Inc.
     Throughout the year the Fund's portfolio maintained a fairly long average maturity, typically within the 12-year range. Since rates fell during the year, a long average maturity helped the Fund's total return. Active management was required to keep the Fund long. The reason is that as rates fell, some of the Fund's long maturities were shortened to their call date. Maturity lengthening swaps during the year sold issues in the 10-year area and purchased issues in the 15- to 20-year range. Maturity lengthening swaps were also done because of the more attractive yield in the 20-year area than in the 10 year area. The table on the following page shows that the 10-year municipal yield as a percentage of US Treasury yields fell during the year from 84.40% in 1999 to 82.40% in 2000, while 20-year municipal yields rose as a percentage from 88.20% to 90.10% for the same periods.

--------------------------------------------------------------------------------
   YIELD ON AAA MUNICIPAL GOS
   AS A % OF US TREASURY YIELDS (YEAR ENDING OCTOBER)*
--------------------------------------------------------------------------------
  Maturity                                  % of Comparable Treasury
--------------------------------------------------------------------------------
                            1996        1997        1998       1999        2000
  5 Year                    72.4        72.3        85.6       77.1        77.3
  10 Year                   77.3        78.2        90.3       84.4        82.4
  20 Year                   81.7        81.1        91.0       88.2        90.1
  30 Year                   83.4        83.1        93.4       93.2        92.5
--------------------------------------------------------------------------------
*Source: Bloomberg
HISTORICAL YIELD SPREAD OF 30 YEAR AAA AND BAA SECURITIES
     As the economy moved from extremely fast growth to a slower pace recently, credit quality spreads opened by 20 basis points. Please see the chart below. The current credit quality spread of 54 basis points between AAA and BAA ratings is still relatively narrow. For example, during the 1994 economic slowdown the same quality spread moved out to the high 60's. The Fund's investing criteria is set at AA or better for issues in the portfolio. The Fund would benefit, at least on a relative basis, if quality spreads continue to open.

--------------------------------------------------------------------------------
[line graph omitted]
plot points as follows:

10/29/99          32
11/05/99          34
11/12/99          41
11/19/99          44
11/26/99          37
12/03/99          39
12/10/99          38
12/17/99          35
12/24/99          39
12/31/99          39
01/07/00          39
01/14/00          39
01/21/00          38
01/28/00          37
02/04/00          40
02/11/00          43
02/18/00          48
02/25/00          50
03/03/00          50
03/10/00          52
03/17/00          55
03/24/00          56
03/31/00          62
04/07/00          63
04/14/00          52
04/21/00          50
04/28/00          50
05/05/00          50
05/12/00          45
05/19/00          47
05/26/00          45
06/02/00          47
06/09/00          53
06/16/00          55
06/23/00          57
06/30/00          57
07/07/00          52
07/14/00          58
07/21/00          55
07/28/00          58
08/04/00          59
08/11/00          58
08/18/00          55
08/25/00          55
09/01/00          50
09/08/00          51
09/15/00          50
09/22/00          47
09/29/00          49
10/06/00          48
10/13/00          47
10/20/00          49
10/27/00          54

--------------------------------------------------------------------------------
Source: ISI, Inc.
     ISI expects the level of interest rates to trend lower, after the typical early year seasonal burst of economic growth. Please see ISI's Economic Outlook that follows this letter for more details.

     We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/S/SIGNATURE

R.  Alan Medaugh
President
November 21, 2000

ECONOMIC OUTLOOK FOR 2001 -- AS OF OCTOBER 31, 2000
--------------------------------------------------------------------------------

OVERVIEW

     ISI expects Treasury and high quality Municipal bond interest rates to decrease over the next year producing capital gains for long maturity issues. The major reason is slowing US and global growth. Since 1996, swings in consumer spending have become sensitive to swings in stock prices. In this light, perhaps the most important recent economic development is the weakness in stock prices. Week by week, it is becoming clearer that both US and foreign growth rates are slowing. The forces that are associated with this slowdown also tend to indicate the pace of future growth. So we feel further slowing is likely. For example, the correlation between growth and oil has been that oil leads the economy by 12 months. The correlation is a negative one (ie, higher oil prices reduce economic growth). Likewise, for the seven largest industrialized countries, the US, Japan, Great Britain, France, Germany, Italy and Canada (the G-7), interest rate changes have led the economy also by 12 months. For example, G7 short rates hit a low in early 1999 and G7 industrial production gains peaked a year later.
Recently, G7 short rates hit a new high, suggesting that the weakest G7 industrial production readings won't be seen until at least this time next year. The global technology slowdown, which is starting to unfold and starting to slow global growth, is for some months likely to feed on itself, as well as feed on and reinforce the global slowdown.

     To be sure, there are positives for growth including world trade, consumer confidence, and fiscal stimulus. However, these positives are losing to the forces outlined above. There are also a host of other forces including a zero savings rate, an unusually large number (given a booming economy) of company earnings warnings (ie, Kmart, Office Depot, Dell and Disney), a rising level of corporate bankruptcies and a slowing in bank lending. There is now political uncertainty, in the US, which may hurt the economy to the extent it hurts the stock market.

THE US ECONOMY

     Evidence of slower US growth includes ISI's company surveys, unemployment claims (which recently hit a two-year high), scrap steel prices (hit a 14-year low) (See graph on next page), and computer chip prices hit a record low (down 56% in just 17 weeks). In addition, stock analysts' fourth quarter estimates for S&P 500 operating earnings have shed 4.2 points since the start of the quarter from 15.6% to 11.4%, the sharpest drop since 1998's weak third quarter. At this year's fourth quarter pace of estimates cuts, the final result would end up around 5%, down significantly from the optimism of few months ago.

--------------------------------------------------------------------------------

[line graph omitted]
plot points as follows:
SCRAP STEEL PRICE*
31-Jan-85         93
128-Feb-85        95
29-Mar-85         90
30-Apr-85         84
31-May-85         70
28-Jun-85         67
31-Jul-85         75
30-Aug-85         83
30-Sep-85         80
31-Oct-85         74
29-Nov-85         80
31-Dec-85         85
31-Jan-86         83
28-Feb-86         80
31-Mar-86         75
30-Apr-86         72
30-May-86         70
30-Jun-86         70
31-Jul-86         70
29-Aug-86         74
30-Sep-86         71
31-Oct-86         71
28-Nov-86         71
31-Dec-86         73
30-Jan-87         75
27-Feb-87         79
31-Mar-87         75
30-Apr-87         77
29-May-87         80
30-Jun-87         83.5
31-Jul-87         84.5
31-Aug-87         92.5
30-Sep-87         117.5
30-Oct-87         121
30-Nov-87         109
31-Dec-87         100
1-Feb-88          121.5
29-Feb-88         119
31-Mar-88         119
29-Apr-88         118
31-May-88         113
30-Jun-88         117.5
29-Jul-88         122.5
31-Aug-88         120
30-Sep-88         125
31-Oct-88         125
30-Nov-88         113
30-Dec-88         113
31-Jan-89         121.5
28-Feb-89         123
31-Mar-89         115.5
28-Apr-89         120
31-May-89         118
30-Jun-89         114.5
31-Jul-89         109
31-Aug-89         109
29-Sep-89         106.5
31-Oct-89         98
30-Nov-89         98.5
29-Dec-89         106.5
31-Jan-90         103.5
28-Feb-90         103.5
30-Mar-90         106.5
30-Apr-90         111.5
31-May-90         118
29-Jun-90         114.5
31-Jul-90         119.5
31-Aug-90         118
28-Sep-90         115.5
31-Oct-90         110.5
30-Nov-90         107
31-Dec-90         106
31-Jan-91         104.5
28-Feb-91         104
29-Mar-91         102
30-Apr-91         95
31-May-91         95
28-Jun-91         89
31-Jul-91         94
30-Aug-91         94
30-Sep-91         97
31-Oct-91         94
29-Nov-91         94
31-Dec-91         94
31-Jan-92         89.5
28-Feb-92         89.5
31-Mar-92         89.5
30-Apr-92         94
29-May-92         92
30-Jun-92         90
31-Jul-92         88.5
31-Aug-92         86.5
30-Sep-92         90.5
30-Oct-92         89.5
30-Nov-92         89
31-Dec-92         92.5
29-Jan-93         99.5
26-Feb-93         109.5
31-Mar-93         108.5
30-Apr-93         106.5
31-May-93         106.5
30-Jun-93         115
30-Jul-93         118.5
31-Aug-93         112.5
30-Sep-93         112.5
29-Oct-93         131.5
30-Nov-93         137.5
31-Dec-93         139.5
31-Jan-94         139.5
28-Feb-94         139.5
31-Mar-94         139.5
29-Apr-94         135
31-May-94         122.5
30-Jun-94         111.5
29-Jul-94         117.5
31-Aug-94         134.5
30-Sep-94         134.5
31-Oct-94         133.5
30-Nov-94         140
30-Dec-94         144
31-Jan-95         147
28-Feb-95         142.5
31-Mar-95         137.5
28-Apr-95         137.5
31-May-95         141.5
30-Jun-95         140.5
31-Jul-95         140.5
31-Aug-95         146.5
29-Sep-95         143.5
31-Oct-95         138.5
30-Nov-95         134.5
29-Dec-95         135
31-Jan-96         144.5
29-Feb-96         144.5
29-Mar-96         139
30-Apr-96         139.5
31-May-96         141.5
28-Jun-96         138.5
31-Jul-96         134
30-Aug-96         136.5
30-Sep-96         136.5
31-Oct-96         126.5
29-Nov-96         116.5
31-Dec-96         116.5
31-Jan-97         131
28-Feb-97         146
31-Mar-97         136.5
30-Apr-97         133.5
30-May-97         134.5
30-Jun-97         138.5
31-Jul-97         143.5
29-Aug-97         146.5
30-Sep-97         137.5
31-Oct-97         139.5
28-Nov-97         143.5
31-Dec-97         143.5
30-Jan-98         145.5
27-Feb-98         140
31-Mar-98         135.5
30-Apr-98         133.5
29-May-98         135.5
30-Jun-98         135.5
31-Jul-98         130.5
31-Aug-98         120.5
30-Sep-98         107.5
30-Oct-98         84.5
30-Nov-98         78.5
31-Dec-98         76.5
1-Jan-99          76.5
29-Jan-99         91.5
26-Feb-99         101.5
31-Mar-99         90.5
30-Apr-99         90.5
31-May-99         100.5
30-Jun-99         104.5
30-Jul-99         100.5
31-Aug-99         106.5
30-Sep-99         106.5
29-Oct-99         106.5
30-Nov-99         113.5
31-Dec-99         120.5
31-Jan-00         120.5
29-Feb-00         110.5
31-Mar-00         110.5
28-Apr-00         108.5
31-May-00         101.5
30-Jun-00         93.5
31-Jul-00         91.5
31-Aug-00         92.5
29-Sep-00         92.5
31-Oct-00         79.5
--------------------------------------------------------------------------------

POLITICS

     The election gave neither party a mandate. From a legislation-passing point of view, the House and Senate are deadlocked. Political gridlock seems the most likely result. The bond market enjoyed many aspects of the 1990's gridlock, especially the budget surplus outcome. The markets seem to be emphasizing the positive aspects of a political standoff. It is possible that the result could also be a something-for-everyone budget. The spending surge and tax cuts that resulted during the 1980's gridlock could be the precedent for a big budget outcome in 2001 and beyond. Politics has the ability to both help and hurt interest rates in the coming year.

THE GLOBAL ECONOMY

     ISI keeps tabs on the world growth picture by surveying economic reports from 35 countries, and labeling each report as a sign of strength or weakness. It clearly declined in recent weeks. Please see the chart on the following page.

     Recent   evidence  of  slower   growth   abroad   includes   weaker  German
manufacturing orders, a downgrade of Korean growth prospects, slower Japanese money growth, and more deflation for Japan's domestic Wholesale Price Index.

     Another overall indicator, the world Leading Economic Indicator (LEI) for September 2000, is now up just 2.1% year-to-year, well down from its late-1999 peak of 5.8%. The world LEI leads G7 activity by roughly six-months.

ECONOMIC OUTLOOK FOR 2001 (CONCLUDED)
--------------------------------------------------------------------------------

[line graph omitted]
plot points as follows
GLOBAL STRENGTH/WEAKNESS 1 (1/2/95-11/13/00)
THIRTEEN WEEK AVERAGE
2 JAN 95          13.2
9 JAN 95          12.5
16 JAN 95         11.4
23 JAN 95         10.5
30 JAN 95         9.5
6 FEB 95          9.3
13 FEB 95         9.4
20 FEB 95         9.8
27 FEB 95         11.2
6 MAR 95          10.5
13 MAR 95         9.2
20 MAR 95         9.7
27 MAR 95         10.3
3 APR 95          8.7
10 APR 95         9.2
17 APR 95         8.5
24 APR 95         7.4
1 MAY 95          7.2
8 MAY 95          5.2
15 MAY 95         4.4
22 MAY 95         1.8
29 MAY 95         -1.4
5 JUN 95          -3.5
12 JUN 95         -3.5
19 JUN 95         -3.8
26 JUN 95         -3.1
3 JUL 95          -3.9
10 JUL 95         -3.8
17 JUL 95         -2.8
24 JUL 95         -3.6
31 JUL 95         -4.8
7 AUG 95          -4.5
14 AUG 95         -3.8
21 AUG 95         -2.7
28 AUG 95         -2.5
4 SEP 95          -1.3
11 SEP 95         -0.6
18 SEP 95         -1
25 SEP 95         -2.7
2 OCT 95          -2.6
9 OCT 95          -4.8
16 OCT 95         -5.3
23 OCT 95         -5.5
30 OCT 95         -5.6
6 NOV 95          -4.5
13 NOV 95         -5.5
20 NOV 95         -6.2
27 NOV 95         -5.5
4 DEC 95          -6.3
11 DEC 95         -7.5
18 DEC 95         -8.1
25 DEC 95         -6.3
1 JAN 96          -5.8
8 JAN 96          -4.8
15 JAN 96         -5.8
22 JAN 96         -6.5
29 JAN 96         -6.1
5 FEB 96          -5.9
12 FEB 96         -7
19 FEB 96         -5.2
26 FEB 96         -4.2
4 MAR 96          -2.8
11 MAR 96         -3.1
18 MAR 96         -3.6
25 MAR 96         -5.5
1 APR 96          -6.8
8 APR 96          -6.7
15 APR 96         -5.4
22 APR 96         -4.5
29 APR 96         -3.9
6 MAY 96          -3.6
13 MAY 96         -2.6
20 MAY 96         -4.3
27 MAY 96         -3.2
3 JUN 96          -3.8
10 JUN 96         -2
17 JUN 96         -1.5
24 JUN 96         -0.8
1 JUL 96          -0.6
8 JUL 96          -0.2
15 JUL 96         -0.1
22 JUL 96         -0.2
29 JUL 96         -1.8
5 AUG 96          -2.8
12 AUG 96         -3
19 AUG 96         -2.7
26 AUG 96         -2.7
2 SEP 96          -3.2
9 SEP 96          -0.9
16 SEP 96         -0.8
23 SEP 96         -0.1
30 SEP 96         0.2
7 OCT 96          0.5
14 OCT 96         -0.2
21 OCT 96         0.3
28 OCT 96         2.2
4 NOV 96          2.5
11 NOV 96         2.8
18 NOV 96         4.8
25 NOV 96         5.9
2 DEC 96          8.1
9 DEC 96          5.8
16 DEC 96         5.9
23 DEC 96         5.2
30 DEC 96         6.9
6 JAN 97          6.2
13 JAN 97         6.6
20 JAN 97         6.5
27 JAN 97         6.1
3 FEB 97          5.8
10 FEB 97         7.5
17 FEB 97         7.3
24 FEB 97         5.2
3 MAR 97          6
10 MAR 97         6
17 MAR 97         8
24 MAR 97         9.4
31 MAR 97         9.1
7 APR 97          9.4
14 APR 97         8.2
21 APR 97         7.9
28 APR 97         6.9
5 MAY 97          5.4
12 MAY 97         4.5
19 MAY 97         2.8
26 MAY 97         2.9
2 JUN 97          1.2
9 JUN 97          0.6
16 JUN 97         -0.9
23 JUN 97         -1.8
30 JUN 97         -2.2
7 JUL 97          -1.8
14 JUL 97         0.8
21 JUL 97         0.8
28 JUL 97         3.8
4 AUG 97          6.9
11 AUG 97         8.7
18 AUG 97         9.4
25 AUG 97         10.4
1 SEP 97          12.5
8 SEP 97          12.8
15 SEP 97         13.2
22 SEP 97         13.2
29 SEP 97         14.2
6 OCT 97          14.1
13 OCT 97         14.7
20 OCT 97         14.5
27 OCT 97         12.3
3 NOV 97          10.2
10 NOV 97         9.8
17 NOV 97         9.4
24 NOV 97         8.7
1 DEC 97          6.7
8 DEC 97          6.5
15 DEC 97         6.3
22 DEC 97         5.3
29 DEC 97         3.3
5 JAN 98          1.9
12 JAN 98         0.2
19 JAN 98         2.3
26 JAN 98         2.8
2 FEB 98          2.1
9 FEB 98          1.2
16 FEB 98         -0.4
23 FEB 98         -1.7
2 MAR 98          -1
9 MAR 98          -1.7
16 MAR 98         -2
23 MAR 98         -2.9
30 MAR 98         -1.8
6 APR 98          -2.1
13 APR 98         -1.4
20 APR 98         -3.4
27 APR 98         -3.2
4 MAY 98          -1.4
11 MAY 98         -1.5
18 MAY 98         -0.5
25 MAY 98         -1.5
1 JUN 98          -3.5
8 JUN 98          -2.5
15 JUN 98         -4.9
22 JUN 98         -6.2
29 JUN 98         -7.7
6 JUL 98          -8.9
13 JUL 98         -10.2
20 JUL 98         -10.8
27 JUL 98         -11.5
3 AUG 98          -12.1
10 AUG 98         -12.5
17 AUG 98         -13.6
24 AUG 98         -12.8
31 AUG 98         -12.7
7 SEP 98          -14.5
14 SEP 98         -10.8
21 SEP 98         -9.2
28 SEP 98         -8.5
5 OCT 98          -8.9
12 OCT 98         -8.8
19 OCT 98         -9
26 OCT 98         -9.7
2 NOV 98          -10.5
9 NOV 98          -11.5
16 NOV 98         -10.5
23 NOV 98         -11.5
30 NOV 98         -11.5
7 DEC 98          -11.5
14 DEC 98         -13.7
21 DEC 98         -11.8
28 DEC 98         -12
4 JAN 99          -9
11 JAN 99         -7.2
18 JAN 99         -5.8
25 JAN 99         -4.6
1 FEB 99          -2.2
8 FEB 99          1.2
15 FEB 99         1.3
22 FEB 99         2.1
1 MAR 99          3.9
8 MAR 99          5.6
15 MAR 99         7
22 MAR 99         5
29 MAR 99         6.1
5 APR 99          5.8
12 APR 99         5.8
19 APR 99         5.8
26 APR 99         7.2
3 MAY 99          8.2
10 MAY 99         6.8
17 MAY 99         7.1
24 MAY 99         9.8
31 MAY 99         7.8
7 JUN 99          8.2
14 JUN 99         8.9
21 JUN 99         10.2
28 JUN 99         10.2
5 JUL 99          11.8
12 JUL 99         12.6
19 JUL 99         12.8
26 JUL 99         13.5
2 AUG 99          13.5
9 AUG 99          14.5
16 AUG 99         16.2
23 AUG 99         14.9
30 AUG 99         15.6
6 SEP 99          15.2
13 SEP 99         14.9
20 SEP 99         14.9
27 SEP 99         16.4
4 OCT 99          16.4
11 OCT 99         16.8
18 OCT 99         17.3
25 OCT 99         16.4
1 NOV 99          14.1
8 NOV 99          11.7
15 NOV 99         11.6
22 NOV 99         11.3
29 NOV 99         12.6
6 DEC 99          12.5
13 DEC 99         14.3
20 DEC 99         15.2
27 DEC 99         16
3 JAN 0           16.9
10 JAN 0          16.3
17 JAN 0          17.9
24 JAN 0          18.8
31 JAN 0          18.8
7 FEB 0           20.4
14 FEB 0          21.3
21 FEB 0          23
28 FEB 0          23.8
6 MAR 0           27
13 MAR 0          27.2
20 MAR 0          27.1
27 MAR 0          27.3
3 APR 0           26.1
10 APR 0          26.6
17 APR 0          25.2
24 APR 0          24.2
1 MAY 0           23.8
8 MAY 0           23.5
15 MAY 0          21.7
22 MAY 0          22.2
29 MAY 0          20.1
5 JUN 0           15
12 JUN 0          13.1
19 JUN 0          12.5
26 JUN 0          10.4
3 JUL 0           10.3
10 JUL 0          9.5
17 JUL 0          8
24 JUL 0          7.9
31 JUL 0          9.6
7 AUG 0           9.2
14 AUG 0          9.5
21 AUG 0          8
28 AUG 0          8.5
4 SEP 0           8.2
11 SEP 0          8.5
18 SEP 0          7.8
25 SEP 0          6.4
2 OCT 0           8.2
9 OCT 0           6.8
16 OCT 0          7.9
23 OCT 0          7.4
30 OCT 0          5.5
6 NOV 0           3.6
13 NOV 0          1.8

--------------------------------------------------------------------------------
INFLATION

     With global growth slowing and a number of US inflation indicators rolling over, odds are inflation is headed lower, particularly if oil has peaked. Manufacturing unit labor costs were down a stunning 0.6% month-to-month in September and 3.0% year-to-year (September-September). Consumer inflation expectations have slowed from a peak of 3.2% to 2.8% in November (University of Michigan Inflation Expectation survey). In addition, the trade weighted dollar has remained firm, and gold has continued to trade below $270/ounce.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

ADDITIONAL PERFORMANCE INFORMATION

     The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of the Fund to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment from the Fund's inception date through the end of the most recent fiscal year-end. The SEC also requires that we report the Fund's total return according to a standardized formula, for various time periods through the end of the most recent fiscal year.

     Both the line graph and the SEC standardized total return figures include the impact of the 4.50% maximum initial sales charge for the Class A Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge.

     While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund is adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

     The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

ADDITIONAL  PERFORMANCE  INFORMATION  (CONCLUDED)
CHANGE  IN VALUE OF A $10,000 INVESTMENT IN CLASS A SHARES1
OCTOBER 23, 1990 -- OCTOBER 31, 2000

[graph omitted]
plot points as follows

           Flag Investors       Lehman Bros.      Lehman Bros.    Consumer Price
          Managed Municipal  General Obligation   Prerefunded     Index (CPI)
            Fund Shares         Index (G.O.)    Municipal Index
10/90              9550            10000             10000             10000
10/91             10715            11125             11007             10293
10/92             11364            12032             11889             10621
10/93             12996            13654             13116             10913
10/94             12152            13172             12919             11198
10/95             14025            14996             14282             11513
10/96             14680            15826             14938             11857
10/97             15770            17141             15879             12104
10/98             16196            18511             16811             12284
10/99             16348            18279             17117             12598
10/00             17728            19754             17087             13031

AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
  PERIODS ENDED 10/31/00         1-YEAR    5-YEARS   10-YEARS   SINCE INCEPTION3
  ----------------------         ------    -------   --------   ----------------
  Class A Shares                  3.56%     3.84%      5.77%          5.88%
--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These figures assume the reinvestment of dividend and capital gain distributions and include the Fund's maximum 4.50% sales charge. Performance would have been lower during the specified period if certain fees and expenses had not been waived by the Fund.

2 The Lehman Brothers General Obligation Index reflects general municipal market performance. The Lehman Brothers Prerefunded Municipal Index is a better indicator of the Fund's performance due to its higher quality characteristics. These indices are passive measurements of municipal bond performance. They do not factor in the costs of buying, selling and holding securities -- costs that are reflected in the Fund's results. The Consumer Price Index is a widely used measure of inflation. Benchmark returns are for the period beginning on October 31, 1990.

3  10/23/90.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2000

                                              RATING*        PAR         MARKET
 ISSUER                                    (MOODY'S/S&P)    (000)         VALUE
--------------------------------------------------------------------------------
--------------------------
 MUNICIPAL BONDS -- 97.15%
--------------------------
GENERAL OBLIGATIONS -- 70.79%
Arlington County, VA
   5.00%, 10/1/14                          Aaa/AAA         $2,000    $ 1,986,460
Arlington, TX, School District
   5.75%, 2/15/21                          Aaa/NR           1,465      1,476,456
Charlotte, NC
   5.30%, 4/1/12                           Aaa/AAA          1,120      1,155,190
   5.00%, 2/1/19                           Aaa/AAA          2,300      2,172,948
Chesterfield County, VA
   5.625%, 1/15/14                         Aaa/AAA          1,350      1,409,508
Dallas, TX
   5.00%, 2/15/13                          Aaa/AAA          1,755      1,730,483
Delaware State, Series A
   5.125%, 4/1/16                          Aaa/AAA          2,150      2,135,186
   5.50%, 4/1/19                           Aaa/AAA          2,500      2,527,325
Dupage County, IL, Jail Project
   5.60%, 1/1/21                           Aaa/AAA          1,600      1,627,040
Florida Board of Education
   6.125%, 6/1/12                          Aa2/AA+          2,250      2,318,085
Franklin County, OH
   5.45%, 12/1/09                          Aaa/AAA          1,500      1,547,550
Grand Prairie, TX, School District
   5.20%, 2/15/18                          Aaa/AAA          2,000      1,931,920
Guilford County, NC
   5.25%, 10/1/16                          Aa1/ AAA         3,000      2,987,040
King County, WA
   5.20%, 12/1/15                          Aa1/AA+          2,500      2,475,175
   5.00%, 12/1/17                          Aa1/AA+          2,565      2,435,416
Metropolitan Government Nashville &
   Davidson County, TN, Series A
   5.125%, 11/15/19                        Aa2/AA           2,000      1,899,680
Minneapolis, MN Ref, Series B
   5.20%, 3/1/13                           Aaa/AAA          3,200      3,226,400
Minnesota State
   5.00%, 11/1/14                          Aaa/AAA          2,500      2,480,125
   5.50%, 6/1/18                           Aaa/AAA          2,000      2,014,700

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2000

                                              RATING*        PAR         MARKET
 ISSUER                                    (MOODY'S/S&P)    (000)        VALUE
--------------------------------------------------------------------------------
------------------------------
 MUNICIPAL BONDS (CONTINUED)
------------------------------
GENERAL OBLIGATIONS (CONCLUDED)
Missouri State, Series A
   5.00%, 6/1/23                           Aaa/AAA         $2,000    $ 1,863,660
North Carolina Public Improvement,
   Series A
   5.10%, 9/1/17                           Aaa/AAA          3,000      2,933,490
North Carolina Public School Building
   4.60%, 4/1/17                           Aaa/AAA          5,000      4,504,300
North Carolina State Public
   Improvement, Series A
   5.25%, 3/1/16                           Aaa/AAA          1,170      1,171,135
Portland, OR, Metro Regional
   Government Utility
   5.25%, 9/1/07                           Aa2/AA+          1,500      1,537,800
Salt Lake County, UT
   5.25%, 12/15/10                         Aaa/AAA          2,000      2,039,420
South Carolina Capital Improvement
   5.65%, 7/1/21                           Aaa/AAA          1,260      1,275,511
South Carolina State, State Institutional,
   Series A
   5.30%, 3/1/17                           Aaa/ AAA         1,700      1,700,731
Virginia State
   5.25%, 6/1/16                           Aaa/AAA          1,320      1,322,653
Washington State, Series A
   5.60%, 7/1/10                           Aa1/AA+          1,500      1,555,050
Washington State, Series E
   5.00%, 7/1/22                           Aa1/AA+          2,000      1,857,420
Wisconsin State, Series C
   5.55%, 5/1/21                           Aa2/AA           2,700      2,703,942
Wisconsin State, Series 1
   5.00%, 5/1/15                           Aa2/AA           1,000        971,780
Wisconsin State, Series B
   5.00%, 5/1/16                           Aa2/AA           3,500      3,365,635
   5.00%, 5/1/18                           Aa2/AA           1,000        942,120
                                                                     -----------
                                                                      69,281,334
                                                                     -----------

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                             OCTOBER 31, 2000

                                              RATING*        PAR         MARKET
 ISSUER                                    (MOODY'S/S&P)    (000)         VALUE
--------------------------------------------------------------------------------
-----------------------------
 MUNICIPAL BONDS (CONCLUDED)
-----------------------------
OTHER REVENUE -- 4.31%
Charlotte, NC, Water & Sewer System
   Revenue
   5.25%, 6/1/24                           Aa1/AA+         $1,600    $ 1,545,376
Texas Water Development Board Revenue
   4.75%, 7/15/20                          Aaa/AAA          3,000      2,671,470
                                                                     -----------
                                                                       4,216,846
                                                                     -----------
PREREFUNDED ISSUES -- 17.33%
Arlington, TX, School District
   5.75%, 2/15/21                          Aaa/NR           3,535      3,695,524
Chicago, IL, Metropolitan Water
   Reclamation District-Greater Chicago
   6.30%, 12/1/09                          Aa1/AA           1,000      1,076,700
Dallas, TX
   5.00%, 2/15/10                          Aaa/AAA          1,750      1,778,893
Florida Transportation
   5.80%, 7/1/18                           Aa2/AAA          2,000      2,121,860
Indianapolis, IN, Public Improvement
   Board Revenue
   6.00%, 1/10/18                          Aaa/AAA          1,500      1,537,740
Lower Colorado River Authority, Jr. Lien
   5.25%, 1/1/15                           #AAA/AAA         2,000      2,017,780
Tennessee State
   5.50%, 3/1/09                           Aa1/AA+          1,535      1,588,618
   5.55%, 3/1/10                           Aa1/AA+          1,000      1,036,870
Texas State
   6.00%, 10/1/14                          Aa1/AA           2,000      2,110,680
                                                                     -----------
                                                                      16,964,665
                                                                     -----------
TRANSPORTATION REVENUE -- 4.71%
Kansas Transportation
   5.40%, 3/1/09                           Aa2/AA+          4,500      4,609,485
                                                                     -----------
Total Municipal Bonds
   (Cost $94,386,769)                                                 95,072,330
                                                                     -----------

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2000

                                                                       MARKET
 ISSUER                                                                 VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.57%

Goldman Sachs & Co., 6.50% Dated  10/31/00,
   to be repurchased for $1,538,278 on
   11/01/00,  collateralized  by US  Treasury
   Bonds  with  a  market  value  of
   $1,569,669
   6.50%, due 2/15/10 (cost $1,538,000)                            $ 1,538,000
                                                                   -----------
TOTAL INVESTMENTS -- 98.72%
   (Cost $95,924,769)                                               96,610,330
                                                                   -----------
OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.28%                        1,255,885
                                                                   -----------
NET ASSETS -- 100.00%                                              $97,866,215
                                                                   ===========

-------------------------------------------------------------
    * The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of October 31, 2000.

Moody's Municipal Bond Ratings:
  Aaa Judged to be of the best quality.
   Aa Judged to be of high quality by all standards. Issues are always rated with a 1, 2 or 3, which denote a high, medium, or low ranking within the rating.
  AAA Advance refunded issues secured by escrowed funds held in cash, held in a trust or invested in direct non-callable US government obligations or non-callable obligations.
   NR Not rated.

S&P Municipal Bond Ratings:
   AAA Of the highest quality.
   AA The second strongest capacity for payments of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   NR Not rated.

SEE NOTES TO FINANCIAL STATEMENTS.
12

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                      FOR THE
                                                                     YEAR ENDED
                                                                     OCTOBER 31,
--------------------------------------------------------------------------------
                                                                        2000
Assets:
   Investments, at value (cost $95,924,769)                         $96,610,330
   Cash                                                                   1,262
   Receivable for shares of beneficial interest subscribed               19,791
   Dividend and interest receivable                                   1,375,749
   Prepaid expenses and other                                            13,361
                                                                    -----------
     Total assets                                                    98,020,493
                                                                    -----------
Liabilities:
   Payable for shares of beneficial interest redeemed                    17,877
   Dividend payable                                                       2,005
   Accrued expenses and other                                           134,396
                                                                    -----------
     Total liabilities                                                  154,278
                                                                    -----------
Net assets                                                           97,866,215
                                                                    -----------
Composition of Net Assets:
   Paid-in capital                                                  $97,182,659
   Net unrealized appreciation on investments                           685,561
   Distributions in excess of net investment income                      (2,005)
                                                                    -----------
Net assets                                                          $97,866,215
                                                                    -----------
Net Asset Value Per Share:
   Flag Investors Class A Shares ($32,632,712 / 3,115,495 shares)        $10.47
                                                                         ======
   ISI Shares ($65,233,503 / 6,228,058 shares)                           $10.47
                                                                         ======
Maximum Offering Price Per Share:
   Flag Investors Class A Shares ($10.47 / 0.955)                        $10.96
                                                                         ======
   ISI Shares ($10.47 / 0.9555)                                          $10.96
                                                                         ======

SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                      FOR THE
                                                                     YEAR ENDED
                                                                     OCTOBER 31,
--------------------------------------------------------------------------------
                                                                         2000
Investment Income:
   Interest                                                          $5,436,890
                                                                     ----------
Expenses:
   Investment advisory fee                                              395,814
   Distribution fees:
     Flag Investors Class A Shares                                       81,344
     ISI Shares                                                         166,171
   Administration fee                                                    98,598
   Accounting fee                                                        54,825
   Professional fees                                                     54,765
   Transfer agent fee                                                    46,902
   Registration fees                                                     45,124
   Shareholder reporting fees                                            33,138
   Custody fees                                                          17,029
   Directors' fees                                                       12,198
   Miscellaneous                                                          1,742
                                                                     ----------
             Total expenses                                           1,007,650
                                                                     ----------
   Less: Fees waived                                                   (113,361)
                                                                     ----------
Net expenses                                                            894,289
                                                                     ----------
Net investment income                                                $4,542,601
                                                                     ----------
Net Realized and Unrealized Gain on Investments:
   Net realized gain from investment transactions                        67,399
   Change in unrealized appreciation/depreciation of investments      3,311,467
                                                                     ----------
   Net gain on investments                                            3,378,866
                                                                     ----------
Net Increase in Net Assets Resulting from Operations                 $7,921,467
                                                                     ==========



SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------------------------------------------
                                                          2000              1999
Increase (Decrease) in Net Assets:
Operations:
   Net investment income                             $  4,542,601      $  4,818,088
   Net realized gain from investment transactions          67,399           547,939
   Change in unrealized appreciation/depreciation
     of investments                                     3,311,467        (9,251,142)
                                                     ------------      ------------
   Net increase (decrease) in net assets resulting
     from operations                                    7,921,467        (3,885,115)
                                                     ------------      ------------
Dividends to Shareholders from:
   Net investment income and net realized
     short-term gains:
     Flag Investors Class A Shares                     (1,530,863)       (1,600,162)
     ISI Shares                                        (3,126,335)       (3,369,957)
Net realized long-term gains (losses):
     Flag Investors Class A Shares                             --          (151,301)
     ISI Shares                                                --          (312,768)
                                                     ------------      ------------
   Total distributions                                 (4,657,198)       (5,434,188)
                                                     ------------      ------------
Capital Shares Transactions:
   Proceeds from sale of shares                         4,455,442         8,098,100
   Value of shares issued in reinvestment
     of dividends                                       2,378,853         2,739,411
   Cost of shares repurchased                         (16,990,749)      (14,720,429)
                                                     ------------      ------------
   Decrease in net assets derived from capital
     share transactions                               (10,156,454)       (3,882,918)
                                                     ------------      ------------
   Total decrease in net assets                        (6,892,185)      (13,202,221)
Net Assets:
   Beginning of year                                  104,758,400       117,960,621
                                                     ------------      ------------
   End of year including distributions in excess of
     net investment income of $(2,005) and
     $(10,935), respectively                         $ 97,866,215      $104,758,400
                                                     ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CLASS A SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)


                                                                     FOR THE YEARS ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------
                                                              2000          1999        1998         1997         1996
Per Share Operating Performance:
   Net asset value at beginning of year                      $ 10.12      $ 11.01      $ 10.79    $  10.58     $ 10.65
                                                             -------      -------      -------    --------     -------
Income from Investment Operations:
   Net investment income                                        0.47         0.45         0.46        0.52        0.48
   Net realized and unrealized gain (loss) on investments       0.36        (0.83)        0.33        0.24          --
                                                             -------      -------      -------    --------     -------
   Total from investment operations                             0.83        (0.38)        0.79        0.76        0.48
                                                             -------      -------      -------    --------     -------
Less Distributions:
   Distributions from net investment income
     and net realized short-term gains                         (0.48)       (0.47)       (0.54)      (0.52)      (0.54)
   Distributions from net realized long-term gains             --           (0.04)       (0.03)      (0.03)      (0.01)
                                                             -------      -------      -------    --------     -------
   Total distributions                                         (0.48)       (0.51)       (0.57)      (0.55)      (0.55)
                                                             -------      -------      -------    --------     -------
   Net asset value at end of year                            $ 10.47      $ 10.12      $ 11.01    $  10.79     $ 10.58
                                                             =======      =======      =======    ========     =======
Total return1                                                   8.44%       (3.61)%       7.51%       7.43%       4.67%
Ratios to Average Daily Net Assets:
   Expenses2                                                    0.90%        0.90%        0.90%       0.90%       0.90%
   Net investment income3                                       4.60%        4.23%        4.24%       4.46%       4.48%
Supplemental Data:
   Net assets at end of year (000s):
     Flag Investors Class A Shares                           $32,633      $34,150      $37,212     $38,390     $41,193
     ISI Shares                                              $65,233      $70,609      $80,749     $79,003     $84,712
   Portfolio turnover rate                                        22%           8%          18%         26%         32%

--------------------------------------
1   Total return excludes the effect of sales charge.

2 Without the waiver of advisory and administration fees (Note 2), the ratio of expenses to average daily net assets would have been 1.01%, 1.10%, 1.13%, 1.10% and 1.13% for the years ended October 31, 2000, 1999,1998, 1997 and
    1996, respectively.

3 Without the waiver of advisory and administration fees (Note 2), the ratio of net investment income to average daily net assets would have been 4.49%, 4.03%, 4.01%, 4.26% and 4.25% for the years ended October 31, 2000, 1999,
    1998, 1997 and 1996, respectively.

16-17

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Managed Municipal Fund, Inc. (the "Fund"), which was organized as a Maryland Corporation on January 5, 1990 and began operations February 26, 1990, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income exempt from federal income tax through
investment   in  a  portfolio   consisting   primarily  of  tax-free   municipal
obligations.

     The Fund consists of two share classes: Flag Investors Managed Municipal Fund Class A Shares ("Flag Investors Class A Shares"), which began operations October 23, 1990 and ISI Managed Municipal Fund Shares ("ISI Shares"), which began operations February 26, 1990.

     The Flag Investors Class A Shares have a 4.50% maximum front-end sales charge and ISI Class Shares have a 4.45% maximum front-end sales charge. Both classes have a 0.25% distribution fee.

     When preparing the Fund's financial statements, management makes estimates and assumptions in accordance with accounting principles generally accepted in the United States. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. Under certain circumstances, it is necessary to reclassify prior year information in order to conform to the current year's presentation.

     The Fund's significant accounting policies are:

     A. VALUATION OF SECURITIES -- Municipal obligations are usually traded in the over-the-counter market. The Fund utilizes the services of an independent pricing vendor to obtain prices when such prices are determined by the Investment Advisor to reflect the fair market value of such municipal obligations. When there is an available market quotation, the Fund values a municipal obligation by using the most recent quoted bid price provided by an investment dealer. When a market quotation is not readily available, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At October 31, 2000 there were no Board

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOTE 1 (CONCLUDED)

         Valued  Securities.   The  Fund  values  short-term   obligations  with
         maturities of 60 days or less at amortized cost which approximates fair market value.

     B.  REPURCHASE  AGREEMENTS -- The Fund may enter into tri-party  repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement requires that the collateral's market value, including any accrued interest, exceed the broker's repurchase obligation. The Fund's access to the collateral may be delayed or limited if the broker defaults, the value of the collateral declines or the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

             The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes.

     D. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER -- The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss of investments sold or redeemed. Interest income is recorded on an accrual basis and includes amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOTE 2 -- INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     International Strategy & Investment Inc. ("ISI") is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the annual rate of 0.40%. For the year ended October 31,2000, ISI's fee was $395,814, of which $33,004 was payable at October 31, 2000.

     ISI has contractually agreed to waive its fees through February 28, 2001, to the extent necessary, so that the Fund's annual expenses do not exceed 0.90% of its average daily net assets.

     Investment Company Capital Corp. ("ICCC") is the Fund's Administrator. As compensation for its administrative services, the Fund pays ICCC an annual fee based on combined assets of the ISI Funds calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million. For the year ended October 31, 2000, ICCC's fee was $98,598, of which $8,141 was payable at October 31, 2000.

     Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

     ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based upon its average daily net assets. For the year ended October 31, 2000, ICCC's fee was $54,825, of which $4,615 was payable at October 31, 2000.

     ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly. For the year ended October 31, 2000, ICCC's fee was $46,902, of which $2,411 was payable at October 31, 2000.

     ISI Group, Inc. ("ISI Group"), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the year ended October 31, 2000,ISI's fee was $166,171, of which $13,782 was payable at October 31, 2000.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
NOTE 2 (CONCLUDED)

     ICC Distributors, Inc. provides distribution services for the Flag Investors Class A Shares for which ICC Distributors is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Flag Investors Class A Shares' average daily net assets. For the year ended October 31, 2000, ICC's fee was $81,344, of which $6,882 was payable at October 31, 2000.

NOTE 3 -- CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue up to 55 million shares of $.001 par value capital stock (20 million ISI, 15 million Flag Investors Class A, 2.5 million Flag Investors Class B, 15 million Flag Investors Class C, 0.5 million Flag Investors Class D and 2 million undesignated). Transactions in shares of the Fund are listed below.

                                               FLAG INVESTORS CLASS A SHARES
                                          --------------------------------------
                                                FOR THE             FOR THE
                                              YEAR ENDED          YEAR ENDED
                                           OCTOBER 31, 2000    OCTOBER 31, 1999
                                          -----------------    ----------------
   Shares sold                                    279,723             490,026
   Shares issued to shareholders on
      reinvestment of dividends                    92,271              92,630
   Shares redeemed                               (630,393)           (590,052)
                                              -----------         -----------
   Net decrease in shares outstanding            (258,399)             (7,396)
                                              ===========         ===========
   Proceeds from sale of shares               $ 2,841,304         $ 5,300,208
   Value of reinvested dividends                  939,828             991,493
   Cost of shares redeemed                     (6,402,551)         (6,335,561)
                                              -----------         -----------
   Net decrease from capital
      share transactions                      $(2,621,419)        $   (43,860)
                                              ===========         ===========

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
NOTE 3 (CONCLUDED)

                                                      ISI SHARES
                                           ------------------------------------
                                                FOR THE             FOR THE
                                              YEAR ENDED          YEAR ENDED
                                           OCTOBER 31, 2000    OCTOBER 31, 1999
                                           ----------------    ----------------
   Shares sold                                    157,850             261,822
   Shares issued to shareholders on
      reinvestment of dividends                   141,374             163,148
   Shares redeemed                             (1,045,613)           (786,574)
                                             ------------         -----------
   Net decrease in shares outstanding            (746,389)           (361,604)
                                             ============         ===========
   Proceeds from sale of shares                $1,614,138         $ 2,797,892
   Value of reinvested dividends                1,439,025           1,747,918
   Cost of shares redeemed                    (10,588,198)         (8,384,868)
                                             ------------         -----------
   Net decrease from capital
       share transactions                    $ (7,535,035)        $(3,839,058)
                                             ============         ===========
NOTE 4 -- INVESTMENT TRANSACTIONS

     Excluding  short-term  obligations,   purchases  of  investment  securities
aggregated $20,861,278 and sales of investment securities aggregated $27,199,521 for the year ended October 31, 2000.

     On October 31, 2000,  aggregate net unrealized  depreciation  over tax cost
for  portfolio   securities  was  $685,561,   of  which  $1,930,574  related  to
appreciated securities and $1,245,013 related to depreciated securities.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Flag Investors Managed Municipal Fund, Inc.

     We have audited the schedule of investments and statement of assets and liabilities of the Flag Investors Managed Municipal Fund, Inc. (the "Fund"), as of October 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the Fund for the year ended October 31, 1999 were audited by other auditors whose report, dated December 14, 1999 expressed an unqualified opinion on those statements.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Flag ISI Managed Municipal Fund, Inc. as of October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
December 8, 2000

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED)
FOR THE TAX YEAR ENDED OCTOBER 31, 2000

     The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

     The Fund's distributions to shareholders included $45,796 from long-term capital gains, all of which is taxable at the 20% capital gains rate. The Fund's distributions to shareholders included $4,315,883 from tax-exempt income.

FLAG INVESTORS MANAGED MUNICIPAL FUND SHARES
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

                                 EDWARD S. HYMAN
                                    CHAIRMAN

                                 R. ALAN MEDAUGH
                                    PRESIDENT

                               JOSEPH R. HARDIMAN
                                    DIRECTOR

                                  LOUIS E. LEVY
                                    DIRECTOR

                               CARL W. VOGT, ESQ.
                                    DIRECTOR

                                   NANCY LAZAR
                                 VICE PRESIDENT

                               EDWARD J. VEILLEUX
                                 VICE PRESIDENT

                                CARRIE L. BUTLER
                                 VICE PRESIDENT

                               MARGARET M. BEELER
                            ASSISTANT VICE PRESIDENT

                                 KEITH C. REILLY
                            ASSISTANT VICE PRESIDENT

                                CHARLES A. RIZZO
                                    TREASURER

                                 FELICIA A. EMRY
                                    SECRETARY

                                  AMY M. OLMERT
                               ASSISTANT SECRETARY

                                DANIEL O. HIRSCH
                               ASSISTANT SECRETARY

INVESTMENT OBJECTIVE

     A mutual fund designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations.


     This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

     For more complete information regarding other Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

                          [Flag Investors logo omitted]

                                 DOMESTIC EQUITY
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                              INTERNATIONAL EQUITY
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                            International Equity Fund
                              Japanese Equity Fund
                                   Top 50 Asia
                                  Top 50 Europe
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                                  FIXED INCOME
                          Managed Municipal Fund Shares
                         Short-Intermediate Income Fund
                      Total Return US Treasury Fund Shares

                                  MONEY MARKET
                            Cash Reserve Prime Shares


                                  P.O. Box 515
                            Baltimore, Maryland 21203
                                  800-767-FLAG

                              WWW.FLAGINVESTORS.COM

                                 Distributed by:
                             ICC DISTRIBUTORS, INC.

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